Contractual Assets with Customers - Exclusive Rights (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes

Balance and changes are shown below:

	12/31/2018	12/31/2017	1/1/2017
		Restated (i)	Restated (i)
Initial balance	—	—	—
IFRS 15 adoption	1,502,360	1,438,084	1,392,895

Initial balance – restated (i)	1,502,360	1,438,084	1,392,895
Additions	390,177	529,732	514,291
Amortization	(371,825)	(463,049)	(463,490)
Transfer	(2,235)	(2,407)	(5,612)

Final balance	1,518,477	1,502,360	1,438,084

Current	484,473	456,213	448,316
Non-current	1,034,004	1,046,147	989,768

(i)	See Note 2.x.